SCHEDULE OF GEOGRAPHICAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 3,169,745	$ 9,568,194	$ 21,789,126
Property and equipment	4,623,228	5,070,507	3,064,234
Right of use asset	482,389	241,047	326,890
Total Assets	8,777,417	15,390,453	27,153,977
Revenue	465,777	552,748	209,100
Selling, marketing and administration	(10,795,155)	(9,516,271)	(9,055,528)
Research and development	(10,077,930)	(10,746,743)	(8,165,128)
Gain on contribution of intellectual to joint venture	1,031,807	1,746,987	2,587,500
Interest expense	(70,182)	(49,738)	(364,619)
Loss on fair value of derivative warrant liability	24,865
Other income, including interest	234,990	188,320	75,084
Net loss	(20,267,365)	(21,036,690)	(15,669,093)
Operating segments [member]
IfrsStatementLineItems [Line Items]
Current assets	3,169,745
Property and equipment	4,623,228
Patents and licenses	502,055
Right of use asset	482,389
Total Assets	8,777,417
Revenue	465,777	552,748
Selling, marketing and administration	(10,795,155)	(9,516,271)
Research and development	(10,077,930)	(10,746,743)
Gain on contribution of intellectual to joint venture	1,031,807
Interest expense	(70,182)	(49,738)
Loss on fair value of derivative warrant liability	(24,865)
Other income, including interest	234,990	188,320
Share of loss in joint venture	(1,031,807)	(3,211,993)
Net loss	(20,267,365)	(21,036,690)
Gain on contribution of intellectual property to joint venture		1,746,987
Forgiveness of Covid-19 government support loans
Asian [Member]
IfrsStatementLineItems [Line Items]
Current assets	326,926	664,658	537,647
Property and equipment	4,089,653	4,496,734	2,787,273
Patents and licenses
Right of use asset	379,462	55,775	150,134
Total Assets	4,796,041	5,217,167	4,920,305
Revenue	465,777	552,748	209,100
Selling, marketing and administration	(2,753,484)	(2,121,596)	(1,563,829)
Research and development	(6,249,120)	(6,344,016)	(4,849,553)
Gain on contribution of intellectual to joint venture	1,031,807		2,587,500
Interest expense	(27,906)	(17,701)	(35,043)
Loss on fair value of derivative warrant liability
Other income, including interest
Share of loss in joint venture	(1,031,807)	(3,211,993)	(1,142,249)
Net loss	(8,564,733)	(9,395,571)	(4,794,074)
Investment in joint venture			1,445,251
Gain on contribution of intellectual property to joint venture		1,746,987
Forgiveness of Covid-19 government support loans
United State [Member]
IfrsStatementLineItems [Line Items]
Current assets	149,227	133,501	291,772
Property and equipment	533,575	573,773	276,961
Patents and licenses	502,055	510,705	528,476
Right of use asset	102,927	185,272	176,756
Total Assets	1,287,784	1,403,251	1,273,965
Revenue
Selling, marketing and administration	(6,226,291)	(5,885,970)	(5,460,917)
Research and development	(3,662,418)	(4,205,177)	(2,679,452)
Gain on contribution of intellectual to joint venture
Interest expense	(42,276)	(32,037)	(32,632)
Loss on fair value of derivative warrant liability
Other income, including interest
Share of loss in joint venture
Net loss	(9,930,985)	(10,123,184)	(7,986,254)
Investment in joint venture
Gain on contribution of intellectual property to joint venture
Forgiveness of Covid-19 government support loans			186,747
Canada [Member]
IfrsStatementLineItems [Line Items]
Current assets	2,693,592	8,770,035	20,959,707
Property and equipment
Patents and licenses
Right of use asset
Total Assets	2,693,592	8,770,035	20,959,707
Revenue
Selling, marketing and administration	(1,815,380)	(1,508,705)	(2,030,784)
Research and development	(166,392)	(197,550)	(636,123)
Gain on contribution of intellectual to joint venture
Interest expense			(296,944)
Loss on fair value of derivative warrant liability	(24,865)
Other income, including interest	234,990	188,320	75,084
Share of loss in joint venture
Net loss	$ (1,771,647)	(1,517,935)	(2,888,767)
Investment in joint venture
Gain on contribution of intellectual property to joint venture
Forgiveness of Covid-19 government support loans
Operating segments [member]
IfrsStatementLineItems [Line Items]
Current assets		9,568,194	21,789,126
Property and equipment		5,070,507	3,064,234
Patents and licenses		510,705	528,476
Right of use asset		241,047	326,890
Total Assets		15,390,453	27,153,977
Revenue			209,100
Selling, marketing and administration			(9,055,530)
Research and development			(8,165,128)
Gain on contribution of intellectual to joint venture			2,587,500
Interest expense			(364,619)
Other income, including interest			75,084
Share of loss in joint venture			(1,142,249)
Net loss			(15,669,095)
Investment in joint venture			1,445,251
Forgiveness of Covid-19 government support loans			$ 186,747